Compensation of key management	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Compensation of key management	Compensation of key management
Key management includes the Company’s directors, members of the Executive Committee and members of Senior Management. Compensation to key management consisted of:

	2024	2023
	$	$

Salaries and short-term employee benefits	7,408	8,480
Share-based payments	13,793	14,692
	21,201	23,172